OTHER FINANCIAL INCOME AND EXPENSES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Financial Income And Cost [Abstract]
Loan settlement	$ 0	$ 0	$ 4,313,000